Long-Term Debt - Tove Loan Facility (Details) - Tove loan facility - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2021
Long-Term Debt
Final balloon payment to be paid	$ 65.5
Minimum liquidity of Partnership		$ 15.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1.5
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		$ 1.0
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)		110.00%
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt
Interest margin percentage	1.75%